Convertible Promissory Notes and Derivative Liabilities - Schedule of Fair Value of the Derivative Warrant Liability (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance as of December 31, 2024	$ 6,220
Issuance of promissory notes and derivative liability	14,159
Conversions into ordinary shares	(3,530)
Change in fair value	(8,036)
Reclassification to equity	(232)
Balance as of June 30, 2025	8,581
Series A Warrants [Member]
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance as of December 31, 2024	5,206
Issuance of promissory notes and derivative liability
Conversions into ordinary shares	(371)
Change in fair value	(4,260)
Reclassification to equity
Balance as of June 30, 2025	575
Additional Warrants [Member]
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance as of December 31, 2024	1,014
Issuance of promissory notes and derivative liability
Conversions into ordinary shares
Change in fair value	(80)
Reclassification to equity
Balance as of June 30, 2025	934
January Note [Member]
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance as of December 31, 2024
Issuance of promissory notes and derivative liability	4,246
Conversions into ordinary shares	(3,159)
Change in fair value	(816)	[1]
Reclassification to equity
Balance as of June 30, 2025	271
Pure Capital Warrant [Member]
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance as of December 31, 2024
Issuance of promissory notes and derivative liability	1,520
Conversions into ordinary shares
Change in fair value	(1,288)	[1]
Reclassification to equity	(232)
Balance as of June 30, 2025
June Notes [Member]
Schedule of Fair Value of the Derivative Warrant Liability [Line Items]
Balance as of December 31, 2024
Issuance of promissory notes and derivative liability	8,393
Conversions into ordinary shares
Change in fair value	(1,592)	[2]
Reclassification to equity
Balance as of June 30, 2025	$ 6,801

[1]	Upon issuance, the Company recognized a day-one loss of $3,201 thousand relating to the January Note and January Warrant, in addition to the revaluation disclosed above (see Note 5a).
[2]	Upon issuance, the Company recognized a day-one loss of $3,893 thousand relating to the June Notes, in addition to the revaluation disclosed above (see Note 5f).